Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,651,621.76
Total Fee Amount	10,585.59
Total Offset Amount	0.00
Net Fee	$ 10,585.59
Offering Table N/A
Offset Table N/A	N/A